Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Comprehensive Income (Loss) Disclosure [Abstract]
Comprehensive income (loss) [Text Block]

21. Comprehensive Income / (Loss):

During the year ended December 31, 2012, Other comprehensive income decreased with net losses of $11,705 relating to: (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $51,386), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $42,877), (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge ($3,196). During the year ended December 31, 2013, Other comprehensive income increased with net gains of $67,688 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $27,964), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $42,922), (ii) the net settlements of interest rate swaps qualifying for cash flow hedge associated with vessels under construction ($3,253) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($55). During the year ended December 31, 2014, Other comprehensive income increased with net gains of $29,020 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $12,988), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $35,790), (ii) the net settlements of interest rate swaps qualifying for cash flow hedge associated with vessels under construction ($489), (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($103) and (iv) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals ($6,604). For the years ended December 31, 2012, 2013 and 2014, total Comprehensive income amounted to $69,424, $170,775 and $144,107, respectively. The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Loss to earnings in respect of net settlements on interest rate swaps amounts to $30,393.